Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

2. Property and Equipment

Property and equipment consists of the following (in millions):

	As of December 31,
	2011	2010
Land and land improvements	$1,852	$1,669
Buildings and leasehold improvements	13,168	12,080
Furniture and equipment	2,079	1,895
Construction in progress	196	168

	17,295	15,812
Less accumulated depreciation and amortization	(5,912)	(5,298)

	$11,383	$10,514

The aggregate cost of real estate for federal income tax purposes is approximately $10,570 million at December 31, 2011.